Condensed Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (131,451)	$ (36,092)	$ (26,294)	$ (52,012)	$ 60,955
Other comprehensive income (loss):
Unrealized gain (loss) on available for sale debt securities of the Joint Venture, net of taxes	1,173
Changes in fair value of interest rate swap of the Joint Venture, net of taxes	(6,741)	2,260	(338)	(3,449)	1,606
Foreign currency translation adjustment of the Joint Venture	1,809	(2,027)	26	(2,833)	1,242
Other comprehensive income (loss)	(3,759)	233	(312)	(6,282)	2,848
Total comprehensive income (loss)	$ (135,210)	$ (35,859)	$ (26,606)	$ (58,294)	$ 63,803